December 21, 2006

Supplement

SUPPLEMENT DATED DECEMBER 21, 2006 TO THE STATEMENT OF ADDITIONAL INFORMATION OF
Active Assets California Tax-Free Trust, dated October 31, 2006
Active Assets Money Trust, dated October 31, 2006
Active Assets Tax-Free Trust, dated October 31, 2006

The following is hereby added to the section of the Statement of Additional Information (‘‘SAI’’) entitled ‘‘II. Description of the Funds and Their Investments and Risks — B. Investment Strategies and Risks’’:

Investment Strategies and Risks Applicable to Active Assets California Tax-Free Trust, Active Assets Money Trust and/or Active Assets Tax-Free Trust only

Investment Company Securities.    Investment company securities are securities of other open-end, closed-end and unregistered investment companies, including exchange-traded funds (‘‘ETFs’’). Each Fund, except for Active Assets Government Securities Trust, may invest in investment company securities as may be permitted by (i) the Investment Company Act, as amended from time to time; (ii) the rules and regulations promulgated by the SEC under the Investment Company Act, as amended from time to time; or (iii) an exemption or other relief applicable to the Fund from provisions of the Investment Company Act, as amended from time to time. The Investment Company Act generally prohibits an investment company from acquiring more than 3% of the outstanding voting shares of an investment company and limits such investments to no more than 5% of a Fund’s total assets in any one investment company, and no more than 10% in any combination of investment companies. Each Fund, except for Active Assets Government Securities Trust, may invest in investment company securities of investment companies managed by the Investment Adviser or its affiliates to the extent permitted under the Investment Company Act or as otherwise authorized by the SEC. To the extent a Fund invests a portion of its assets in investment company securities, those assets will be subject to the risks of the purchased investment company’s portfolio securities, and a shareholder in the Fund will bear not only his proportionate share of the expenses of the Fund, but also, indirectly the expenses of the purchased investment company.

Exchange Traded Funds (ETFs).    Each Fund, except for Active Assets Government Securities Trust, may invest in shares of various ETFs, including exchange-traded index and bond funds. Exchange-traded index funds seek to track the performance of various securities indices. Shares of ETFs have many of the same risks as direct investments in common stocks or bonds. In addition, their market value is expected to rise and fall as the value of the underlying index or bond rises and falls. The market value of their shares may differ from the net asset value of the particular fund. As a shareholder in an ETF (as with other investment companies), each Fund, except for Active Assets Government Securities Trust, would bear its ratable share of that entity’s expenses. At the same time, each Fund would continue to pay its own investment management fees and other expenses. As a result, each Fund, except for Active Assets Government Securities Trust, and its shareholders, in effect, will be absorbing duplicate levels of fees with respect to investments in ETFs and other investment companies.

Private Placements and Restricted Securities.    As a non-fundamental policy, which may be changed by the Trustees, each Fund, except for Active Assets Government Securities Trust, may invest up to 10% of its net assets in securities which are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the ‘‘Securities Act’’), or which are otherwise not readily marketable, including commercial paper issued in reliance on the so-called ‘‘private placement’’ exemption afforded by Section 4(2) of the Securities Act. (With respect to these Funds, securities eligible for resale pursuant to Rule 144A under the Securities Act, and determined to be liquid pursuant to the procedures discussed in the following paragraph, are not subject to the foregoing restriction.) These securities are generally referred to as private placement or restricted securities. Limitations on the resale of these securities may have an adverse effect on their marketability, and may prevent a Fund from disposing of them promptly at reasonable prices. A Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration.

Rule 144A permits the above-listed Funds to sell restricted securities to qualified institutional buyers without limitation. The Investment Adviser, pursuant to procedures adopted by the Trustees, will make a determination as to the liquidity of each restricted security purchased by a Fund. If a restricted security is determined to be ‘‘liquid,’’ the security will not be included within the category ‘‘illiquid securities,’’ which may not exceed 10% of the Fund’s net assets and, as to each of the other net assets, as more fully described under ‘‘Investment Objectives/Policies/Investment Restrictions’’ below. However, investing in Rule  144A securities could have the effect of increasing the level of Fund illiquidity to the extent the Fund, at a particular point in time, may be unable to find qualified institutional buyers interested in purchasing such securities.

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The section of the SAI entitled ‘‘II. Description of the Funds and Their Investments and Risks — C. Investment Objectives/Policies/Investment Restrictions — Active Assets California Tax-Free Trust’’ is hereby deleted and replaced with the following:

Active Assets California Tax-Free Trust

Active Assets California Tax-Free Trust will:

1. Seek to provide as high a level of daily income exempt from federal and California personal income tax as is consistent with stability of principal and liquidity.

Active Assets California Tax-Free Trust will not:

1. Invest in a manner inconsistent with its classification as a ‘‘diversified company’’ as provided by (i) the Investment Company Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the Investment Company Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the Investment Company Act, as amended from time to time.

2. Invest 25% or more of the value of its total assets in taxable securities of issuers in any one industry (industrial development and pollution control bonds are grouped into industries based upon the business in which the issuers of such obligations are engaged). This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or by the State of California or its political subdivisions, or to domestic bank obligations (including domestic branches of foreign banks).

3. Purchase or sell real estate or interests therein, although the Fund may purchase securities secured by real estate or interests therein.

4. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; provided that this restriction shall not prohibit the Fund from purchasing or selling options, futures contracts and related options thereon, forward contracts, swaps, caps, floors, collars and any other financial instruments or from investing in securities or other instruments backed by physical commodities or as otherwise permitted by (i) the Investment Company Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the Investment Company Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the Investment Company Act, as amended from time to time.

5. Borrow money, except the Fund may borrow money to the extent permitted by (i) the Investment Company Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the Investment Company Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the Investment Company Act, as amended from time to time.

6. Issue senior securities, except the Fund may issue senior securities to the extent permitted by (i) the Investment Company Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the Investment Company Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the Investment Company Act, as amended from time to time.

7. Make loans of money or property to any person, except (a) to the extent that securities or interests in which the Fund may invest are considered to be loans, (b) through the loan of portfolio securities, (c) by engaging in repurchase agreements or (d) as may otherwise be permitted by (i) the Investment Company Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the Investment Company Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the Investment Company Act, as amended from time to time.

8. Engage in the underwriting of securities, except insofar as the Fund may be deemed an underwriter under the Securities Act in disposing of a portfolio security.

In addition, as non-fundamental policies, which may be changed with Board approval and without shareholder vote, Active Assets California Tax-Free Trust will not:

(a) Make short sales of securities, except short sales against the box.

(b) Invest its assets in the securities of any investment company except as may be permitted by (i) the Investment Company Act, as amended from time to time; (ii) the rules and regulations promulgated by the SEC under the Investment Company Act, as amended from time to time; or (iii) an exemption or other relief applicable to the Fund from the provisions of the Investment Company Act, as amended from time to time.

(c) Write, purchase or sell puts, calls, or combinations thereof.

The Fund has an operating policy, which may be changed by the Fund’s Board of Trustees, not to borrow except from a bank for temporary or emergency purposes in amounts not exceeding 5% (taken at the lower of cost or current value) of its total assets not including the amount borrowed). Notwithstanding any other investment policy or restriction, the Fund may seek to achieve its investment objectives by investing all or substantially all of its assets in another investment company having substantially the same investment objective and policies as the Fund.

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The section of the SAI entitled ‘‘II. Description of the Funds and Their Investments and Risks — C. Investment Objectives/Policies/Investment Restrictions — Active Assets Money Trust’’ is hereby deleted and replaced with the following:

ACTIVE ASSETS MONEY TRUST

Active Assets Money Trust will:

1.   Seek high current income, preservation of capital and liquidity.

Active Assets Money Trust will not:

1.   Invest in a manner inconsistent with its classification as a ‘‘diversified company’’ as provided by (i) the Investment Company Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the Investment Company Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the Investment Company Act, as amended from time to time.

2.   Borrow money, except the Fund may borrow money to the extent permitted by (i) the Investment Company Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the Investment Company Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the Investment Company Act, as amended from time to time.

3.   Purchase any securities, other than obligations of banks or of the U.S. Government, or its agencies or instrumentalities, if, immediately after such purchase, more than 25% of the value of the Fund’s total assets would be invested in the securities of issuers in the same industry; however, there is no limitation as to investments in bank obligations or in obligations issued or guaranteed by the Federal Government or its agencies or instrumentalities.

4.   Make loans of money or property to any person, except (a) to the extent that securities or interests in which the Fund may invest are considered to be loans, (b) through the loan of portfolio securities, (c) by engaging in repurchase agreements or (d) as may otherwise be permitted by (i) the Investment Company Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the Investment Company Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the Investment Company Act, as amended from time to time.

5.   Purchase or sell real estate; however, the Fund may purchase marketable securities issued by companies which invest in real estate or interests therein.

6.   Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; provided that this restriction shall not prohibit the Fund from purchasing or selling options, futures contracts and related options thereon, forward contracts, swaps, caps, floors, collars and any other financial instruments or from investing in securities or other instruments backed by physical commodities or as otherwise permitted by (i) the Investment Company Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the Investment Company Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the Investment Company Act, as amended from time to time.

7.   Underwrite securities of other issuers.

8.   Issue senior securities, except the Fund may issue senior securities to the extent permitted by (i) the Investment Company Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the Investment Company Act, as amended from time to time or, (iii) an exemption or other relief applicable to the Fund from the provisions of the Investment Company Act, as amended from time to time.

In addition, as non-fundamental policies, which may be changed with Board approval and without shareholder vote, Active Assets Money Trust may not:

(a)   Make short sales of securities, except short sales against the box.

(b)   Invest its assets in the securities of any investment company except as may be permitted by (i) the Investment Company Act, as amended from time to time; (ii) the rules and regulations promulgated by the SEC under the Investment Company Act, as amended from time to time; or (iii) an exemption or other relief applicable to the Fund from the provisions of the Investment Company Act, as amended from time to time.

(c)   Invest more than 10% of its net assets or such other amount as may be permitted by SEC guidelines in illiquid securities, including restricted securities.

(d)   Write, purchase or sell puts, calls, or combinations thereof.

The Fund has an operating policy, which may be changed by the Fund’s Board of Trustees, not to borrow except from a bank for temporary or emergency purposes in amounts not exceeding 5% (taken at the lower of cost or current value) of its total assets not including the amount borrowed). Notwithstanding any other investment policy or restriction, the Fund may seek to achieve its investment objectives by investing all or substantially all of its assets in another investment company having substantially the same investment objectives and policies as the Fund.

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The information regarding the Board of Directors and executive officers contained in the section of the SAI entitled
‘‘III. Management of the Funds — B. Management Information’’ is hereby deleted and replaced (except as indicated herein) with the following:

B. Management Information

Trustees and Officers.    The Board of Active Assets Government Securities Trust consists of eight Trustees. The Board of Trustees of Active Assets California Tax-Free Trust, Active Assets Money Trust and Active Assets Tax-Free Trust consists of 12 Trustees. These same individuals also serve as directors or trustees for certain of the funds advised by the Investment Adviser (the ‘‘Retail Funds’’) and certain of the funds advised by Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP (the ‘‘Institutional Funds’’). Seven Trustees in the case of Active Assets Government Securities Trust and eleven Trustees in the case of Active Assets California Tax-Free Trust, Active Assets Money Trust and Active Assets Tax-Free Trust have no affiliation or business connection with the Investment Adviser or any of its affiliated persons and do not own any stock or other securities issued by the Investment Adviser’s parent company, Morgan Stanley. These are the ‘‘non-interested’’ or ‘‘Independent’’ Trustees. The other Trustee (the ‘‘Interested Trustee’’) is affiliated with the Investment Adviser.

Independent Trustees.    The Independent Trustees of each Fund, their age, address, term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex (defined below) overseen by each Independent Trustee (as of October 2, 2006) and other directorships, if any, held by the Trustees, are shown below. The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Adviser and any funds that have an investment advisor that is an affiliated person of the Investment Adviser (including, but not limited to, Morgan Stanley Investment Management Inc.).

***

The information regarding the independent trustees contained in the section of the SAI entitled ‘‘III. Management of the Funds — B. Management Information — Independent Trustees for all Funds’’ set forth in the Fund’s current SAI as referenced above, remains unchanged. Such information is supplemented by the information in the table below.

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Additional Independent Trustees — Active Assets California Tax-Free Trust, Active Assets Money Trust and Active Assets Tax-Free Trust only:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrants	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Independent Trustee	Other Directorships Held by Independent Trustee
Frank L. Bowman (62) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President and Chief Executive Officer of the Nuclear Energy Institute (policy organization) (since February 2005); Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly variously, Admiral in the U.S. Navy, Director of Naval Nuclear Propulsion Program and Deputy Administrator — Naval Reactors in the National Nuclear Security Administration at the U.S. Department of Energy (1996-2004). Honorary Knight Commander of the Most Excellent Order of the British Empire.	161	Director of the National Energy Foundation, the U.S. Energy Association, the American Council for Capital Formation and the Armed Services YMCA of the USA.
Kathleen A. Dennis (53) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President, Cedarwood Associates (mutual fund consulting) (since July 2006); Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	161	None.
Michael F. Klein (48) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Chief Operating Officer and Managing Director, Aetos Capital, LLC (since March 2000); Chairperson of the Fixed-Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly Managing Director, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management and President, Morgan Stanley Institutional Funds (June 1998-March 2000); Principal, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).	161	Director of certain investment funds managed or sponsored by Aetos Capital LLC.

Name, Age and Address of Independent Trustee	Position(s) Held with Registrants	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Independent Trustee	Other Directorships Held by Independent Trustee
W. Allen Reed (59) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Chairperson of the Equity Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly President and CEO of General Motors Asset Management, Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (July 1994-December 2005).	161	Director of GMAC
(financial services), GMAC Insurance Holdings, and Temple-Inland Industries (packaging, banking and forest products); member of the Board of Morgan Stanley Capital International Editorial Board; Director of Legg Mason and Director of various investment fund advisory boards.

 *

This is the earliest date the Trustee began serving the Retail Funds or Institutional Funds. Each Trustee serves an indefinite term, until his or her successor is elected.

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The information regarding the interested trustee and executive officers contained in the section of the SAI entitled ‘‘III. Management of the Funds — B. Management Information’’ set forth in the Fund’s current SAI as referenced above, remains unchanged.

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The sections in the SAI entitled ‘‘Management of the Funds — B. Management Information — Independent Trustees and the Committees’’ is hereby deleted and replaced with the following:

Independent Trustees and the Committees.    Law and regulation establish both general guidelines and specific duties for the Independent Trustees. The Retail Funds seek as Independent Trustees individuals of distinction and experience in business and finance, government service or academia; these are people whose advice and counsel are in demand by others and for whom there is often competition. To accept a position on the Retail Funds’ Boards, such individuals may reject other attractive assignments because the Retail Funds make substantial demands on their time. The Board of Trustees has four Committees: (1) Audit  Committee , (2) Governance Committee, (3) Valuation, Insurance and Compliance Committee and (4) Investment Committee. The Investment Committee has three Sub-Committees focusing on the funds’ primary areas of investment, namely equities, fixed-income and alternatives, as detailed below.

The Independent Trustees are charged with recommending to the full Board approval of management, advisory and administration contracts, Rule 12b-1 plans and distribution and underwriting agreements continually reviewing fund performance, checking on the pricing of portfolio securities, brokerage commissions, transfer agent costs and performance and trading among funds in the same complex; and approving fidelity bond and related insurance coverage and allocations, as well as other matters that arise from time to time. The Independent Trustees are required to select and nominate individuals to fill any Independent Trustee vacancy on the board of any fund that has a Rule 12b-1 plan of distribution. Most of the Retail Funds have a Rule 12b-1 plan.

The Board of Trustees has a separately-designated standing Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The Audit Committee is charged with recommending to the full Board the engagement or discharge of the Funds’ independent registered public accounting firm; directing investigations into matters within the scope of the independent registered public accounting firm’s duties, including the power to retain outside specialists; reviewing with the independent registered public accounting firm the audit plan and results of the auditing engagement; approving professional services provided by the independent registered public accounting firm and other accounting firms prior to the performance of the services; reviewing the independence of the independent registered public account firm; considering the range of audit and non-audit fees; reviewing the adequacy of the Fund’s system of internal controls; and preparing and submitting Committee meeting minutes to the full Board. Each Fund has adopted a formal, written Audit Committee Charter. During the Funds’ fiscal year ended June 30, 2006, the Audit Committee held nine meetings.

The members of the Audit Committee are currently Wayne E. Hedien, Joseph J. Kearns and Michael E. Nugent. Frank L. Bowman and W. Allen Reed also serve on the Audit Committee for Active Assets California Tax-Free Trust, Active

Assets Money Trust and Active Assets Tax-Free Trust only. None of the members of the Funds’ Audit Committee is an ‘‘interested person’’, as defined under the Investment Company Act, of each Fund (with such disinterested Trustees being ‘‘Independent Trustees’’ or individually, ‘‘Independent Trustee’’). Each Independent Trustee is also ‘‘independent’’ from the Fund under the listing standards of the New York Stock Exchange, Inc. (‘‘NYSE’’). The Chairperson of the Audit Committee of each Fund is Joseph J. Kearns.

The Board of Trustees of the Fund also has a Governance Committee. The Governance Committee identifies individuals qualified to serve as Independent Trustees on the Funds’ Board and on committees of such Board and recommends such qualified individuals for nomination by the Fund’s Independent Trustees as candidates for election as Independent Trustees, advises the Funds’ Board with respect to Board composition, procedures and committees, develops and recommends to the Funds’ Board a set of corporate governance principles applicable to the Funds, monitors and makes recommendations on corporate governance matters and policies and procedures of the Funds’ Board of Trustees and any Board committees and oversees periodic evaluations of the Funds’ Board and its Committees. The members of the Governance Committee of the Funds are currently Edwin J. Garn and Fergus Reid, each of whom is an Independent Trustee. Kathleen A. Dennis and Michael F. Klein also serve on the Governance Committee for Active Assets California Tax-Free Trust, Active Assets Money Trust and Active Assets Tax-Free Trust only. Fergus Reid is the Chairperson of the Governance Committee. During the Fund’s fiscal year ended December 31, 2005, the Governance Committee held two meetings.

The Funds do not have a separate nominating committee. While the Funds’ Governance Committee recommends qualified candidates for nominations as Independent Trustees, the Boards of Trustees of the Funds believes that the task of nominating prospective Independent Trustees is important enough to require the participation of all current Independent Trustees, rather than a separate committee consisting of only certain Independent Trustees. Accordingly, each current Independent Trustee (Michael Bozic, Edwin J. Garn, Wayne E. Hedien, Manuel H. Johnson, Joseph J. Kearns, Michael E. Nugent and Fergus Reid (and Frank L. Bowman, Kathleen A. Dennis, Michael F. Klein and W. Allen Reed in the case of Active Assets California Tax-Free Trust, Active Assets Money Trust and Active Assets Tax-Free Trust only) participates in the election and nomination of candidates for election as Independent Trustees for the Funds. Persons recommended by the Funds’ Governance Committee as candidates for nomination as Independent Trustees shall possess such knowledge, experience, skills, expertise and diversity so as to enhance the Board’s ability to manage and direct the affairs and business of the Funds, including, when applicable, to enhance the ability of committees of the Board to fulfill their duties and/or to satisfy any independence requirements imposed by law, regulation or any listing requirements of the NYSE. While the Independent Trustees of each Fund expect to be able to continue to identify from their own resources an ample number of qualified candidates for the Funds’ Board as they deem appropriate, they will consider nominations from shareholders to the Board. Nominations from shareholders should be in writing and sent to the Independent Trustees as described below under the caption ‘‘Shareholder Communications.’’

The Board formed a Valuation, Insurance and Compliance Committee to review the valuation process, address insurance coverage and oversee the compliance function for the Funds and the Board. The Valuation, Insurance and Compliance Committee currently consists of Michael Bozic, Manuel H. Johnson and James F. Higgins. Michael Bozic and Manuel H. Johnson are Independent Trustees. Michael Bozic is the Chairperson of the Valuation, Insurance and Compliance Committee. The Valuation, Insurance and Compliance Committee was formed in October 2006.

The Investment Committee oversees the portfolio investment process for and reviews the performance of the Funds. The Investment Committee also recommends to the Board to approve or renew the Funds’ Investment Advisory and Administration Agreements. The members of the Investment Committee are Michael Bozic, Edwin J. Garn, Wayne E. Hedien, James F. Higgins, Manuel H. Johnson, Joseph J. Kearns, Michael E. Nugent and Fergus Reid (Frank L. Bowman, Kathleen A. Dennis, Michael F. Klein and W. Allen Reed are members of the Investment Committee for Active Assets California Tax-Free Trust, Active Assets Money Trust and Active Assets Tax-Free Trust only). Manuel H. Johnson is the Chairperson of the Investment Committee.

The Investment Committee has three Sub-Committees. The Sub-Committees and their members are as follows:

(1)    Equity — Michael E. Nugent (and Frank L. Bowman and W. Allen Reed are members with respect to Active Assets California Tax-Free Trust, Active Assets Money Trust and Active Assets Tax-Free Trust only).

(2)    Fixed-Income — Michael Bozic, Edwin J. Garn, Fergus Reid (and Michael F. Klein is a member with respect to Active Assets California Tax-Free Trust, Active Assets Money Trust and Active Assets Tax-Free Trust only).

(3)    Money Market and Alternatives — Wayne E. Hedien, James F. Higgins and Joseph J. Kearns (and Kathleen A. Dennis is a member with respect to Active Assets California Tax-Free Trust, Active Assets Money Trust and Active Assets Tax-Free Trust only).

The Investment Committee and the Sub-Committees of the Investment Committee were formed in October 2006.

There were 13 meetings of the Board of Trustees of the Funds held during the fiscal year ended June 30, 2006. The Independent Trustees of the Funds also met three times during that time, in addition to the 13 meetings of the full Board.

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The sub-sections in the section titled ‘‘Management of the Funds — B. Management Information’’ — ‘‘Advantages of Having Same Individuals as Trustees for the Retail Funds and Institutional Funds,’’ — ‘‘Trustee and Officer Indemnification’’ and ‘‘— Shareholder Communications,’’ set forth in the Fund’s current SAI as referenced above, remains unchanged.

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The sixth paragraph of the section titled ‘‘Management of the Funds — C. Compensation’’ is hereby deleted and replaced with the following:

The following table shows aggregate compensation payable to the Funds’ Trustees from each of the Funds for the fiscal year ended June 30, 2006 and the aggregate compensation payable to each of the Funds’ Trustees by the Fund Complex (which includes all of the Retail Funds and Institutional Funds) for the calendar year ended December 31, 2005. Ms. Dennis and Messrs. Bowman, Klein and Reed serve as Trustees on Active Assets California Tax-Free Trust, Active Assets Money Trust and Active Assets Tax-Free Trust only but did not serve as Trustees during the Funds’ most recent fiscal year end, and, therefore, did not receive any compensation from the Funds during the period. During the relevant period, the Funds’ had three Committees: the Audit Committee, Governance Committee and Insurance Committee. The structure and membership of the Committees have changed since December 31, 2005. Therefore, Committees referenced in the footnotes to the Compensation table in this section may no longer exist, and/or the Trustees may no longer serve on the Committees noted in the footnotes to the table.

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The remainder of the section titled ‘‘Management of the Funds — C. Compensation’’ remains unchanged. Frank L. Bowman, Kathleen A. Dennis, Michael F. Klein and W. Allen Reed did not serve as Trustees of the Fund during the Fund’s most recent fiscal year end and therefore did not receive any compensation from the Fund during the period.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.